Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	IronBridge Funds, Inc.
Central Index Key	0001487592
Amendment Flag	false
Document Creation Date	Oct. 28, 2015
Document Effective Date	Nov. 01, 2015
Prospectus Date	Nov. 01, 2015
IronBridge Small Cap Fund | IronBridge Small Cap Fund
Prospectus:
Trading Symbol	IBSCX
IronBridge SMID Cap Fund | IronBridge SMID Cap Fund
Prospectus:
Trading Symbol	IBSMX
IronBridge Global Fund | IronBridge Global Fund
Prospectus:
Trading Symbol	IBGFX
IronBridge Large Cap Fund | IronBridge Large Cap Fund
Prospectus:
Trading Symbol	IBLCX